Segment information, Operating Segments (Details) Dwt in Thousands, $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2026 USD ($) Dwt		Jun. 30, 2025 USD ($) Dwt	Jun. 30, 2026 USD ($) Dwt		Jun. 30, 2025 USD ($) Dwt
Segment Reporting [Abstract]
Revenue		$ 815,779		$ 554,155	$ 1,487,001		$ 1,102,065
Gross profit		372,907		231,158	655,402		449,909
Other operating income		18,755		8,090	36,407		17,079
Vessel operating expenses		(64,616)		(68,676)	(130,934)		(136,775)
Technical management expenses		(7,869)		(7,001)	(13,612)		(12,219)
Charter hire expenses		(8,858)		(8,154)	(17,669)		(16,776)
Profit before income tax		279,216		$ 77,995	459,734		$ 142,604
Details of Operating Segments [Abstract]
Downward adjustment excluded from segment revenue		$ 1,700			$ 2,300
LR2 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		85,000		85,000	85,000		85,000
LR2 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		124,999		124,999	124,999		124,999
LR1 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		55,000		55,000	55,000		55,000
LR1 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		84,999		84,999	84,999		84,999
MR [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		40,000		40,000	40,000		40,000
MR [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		54,999		54,999	54,999		54,999
Handy [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		25,000		25,000	25,000		25,000
Handy [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		39,999		39,999	39,999		39,999
Operating Segments [Member]
Segment Reporting [Abstract]
Gross profit	[1]	$ 374,621		$ 231,158	$ 657,687		$ 449,909
Other operating income		7,545		6,079	14,516		13,075
Vessel operating expenses		(64,616)		(68,676)	(130,934)		(136,775)
Technical management expenses		(7,869)		(7,001)	(13,612)		(12,219)
Charter hire expenses		(8,858)		(8,154)	(17,669)		(16,776)
Adjusted EBITDA	[1]	300,823		153,406	509,988		297,214
Depreciation charge		(46,845)		(50,906)	(94,737)		(100,357)
Profit before income tax		253,978		102,500	415,251		196,857
Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Gross profit	[1],[2]	25,583		20,824	44,654		39,119
Other operating income	[2]	653		609	1,423		1,400
Vessel operating expenses	[2]	(4,305)		(4,041)	(8,649)		(7,881)
Technical management expenses	[2]	(627)		(490)	(961)		(774)
Charter hire expenses	[2]	0		0	0		0
Adjusted EBITDA	[1],[2]	21,304		16,902	36,467		31,864
Depreciation charge	[2]	(3,050)		(3,107)	(6,059)		(6,177)
Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Gross profit	[1],[3]	96,324		60,665	182,893		115,474
Other operating income	[3]	1,623		1,354	3,549		2,576
Vessel operating expenses	[3]	(15,332)		(17,040)	(32,035)		(33,250)
Technical management expenses	[3]	(1,931)		(1,773)	(3,276)		(2,936)
Charter hire expenses	[3]	(1,423)		(1,445)	(2,843)		(3,949)
Adjusted EBITDA	[1],[3]	79,261		41,761	148,288		77,915
Depreciation charge	[3]	(11,601)		(12,898)	(23,871)		(25,986)
Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Gross profit	[1],[4]	187,980		114,860	310,758		222,440
Other operating income	[4]	4,201		2,596	7,433		5,263
Vessel operating expenses	[4]	(30,895)		(32,651)	(60,822)		(65,558)
Technical management expenses	[4]	(3,877)		(3,401)	(6,453)		(5,871)
Charter hire expenses	[4]	(7,435)		(6,709)	(14,826)		(12,827)
Adjusted EBITDA	[1],[4]	149,974		74,695	236,090		143,447
Depreciation charge	[4]	(23,490)		(25,501)	(46,652)		(50,424)
Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Gross profit	[1],[5]	64,734		34,809	119,382		72,876
Other operating income	[5]	1,068		1,520	2,111		3,836
Vessel operating expenses	[5]	(14,084)		(14,944)	(29,428)		(30,086)
Technical management expenses	[5]	(1,434)		(1,337)	(2,922)		(2,638)
Charter hire expenses	[5]	0		0	0		0
Adjusted EBITDA	[1],[5]	50,284		20,048	89,143		43,988
Depreciation charge	[5]	(8,704)		(9,400)	(18,155)		(17,770)
Unallocated amounts [member]
Segment Reporting [Abstract]
Profit before income tax		25,238		(24,505)	44,483		(54,253)
Hafnia Vessels and TC Vessels [Member]
Segment Reporting [Abstract]
Revenue		505,660		346,564	918,583		686,907
Voyage expenses		(132,753)		(115,406)	(263,181)		(236,998)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue		507,374	[6]	346,564	920,868	[6]	686,907
Voyage expenses		(132,753)		(115,406)	(263,181)		(236,998)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue	[2]	29,402	[6]	30,719	50,092	[6]	58,315
Voyage expenses	[2]	(3,819)		(9,896)	(5,438)		(19,196)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue	[3]	136,418	[6]	91,254	267,354	[6]	179,745
Voyage expenses	[3]	(40,094)		(30,589)	(84,461)		(64,271)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue	[4]	248,049	[6]	168,309	425,911	[6]	327,029
Voyage expenses	[4]	(60,068)		(53,448)	(115,152)		(104,589)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue	[5]	93,505	[6]	56,282	177,511	[6]	121,818
Voyage expenses	[5]	(28,772)		(21,473)	(58,130)		(48,942)
External Vessels in Disponent-Owner Pools [Member]
Segment Reporting [Abstract]
Revenue		310,119		207,591	568,418		415,158
Voyage expenses		(82,933)		(82,949)	(162,749)		(169,172)
Pool distributions		(227,186)		(124,642)	(405,669)		(245,986)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue		310,119		207,591	568,418		415,158
Voyage expenses		(82,933)		(82,949)	(162,749)		(169,172)
Pool distributions		(227,186)		(124,642)	(405,669)		(245,986)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue	[2]	1,666		15,954	27,947		30,687
Voyage expenses	[2]	(1,269)		(5,511)	(7,205)		(12,093)
Pool distributions	[2]	(397)		(10,442)	(20,742)		(18,594)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue	[3]	80,895		59,117	156,755		109,247
Voyage expenses	[3]	(18,265)		(21,310)	(37,560)		(41,067)
Pool distributions	[3]	(62,630)		(37,807)	(119,195)		(68,180)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue	[4]	216,606		115,408	354,432		238,360
Voyage expenses	[4]	(61,070)		(50,790)	(109,925)		(102,473)
Pool distributions	[4]	(155,537)		(64,619)	(244,508)		(135,887)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue	[5]	10,952		17,112	29,284		36,864
Voyage expenses	[5]	(2,329)		(5,338)	(8,059)		(13,539)
Pool distributions	[5]	$ (8,622)		$ (11,774)	$ (21,224)		$ (23,325)

[1]	See Non-IFRS Measures in Note 13.
[2]	Vessels between 85,000 DWT and 124,999 DWT in size and provides transportation of clean petroleum oil products.
[3]	Vessels between 55,000 DWT and 84,999 DWT in size and provides transportation of clean and dirty petroleum products.
[4]	Vessels between 40,000 DWT and 54,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[5]	Vessels between 25,000 DWT and 39,999 DWT in size and provides transportation of clean and dirty oil products, vegetable oil and easy chemicals; inclusive of IMO II vessels
[6]	Excluding downward adjustments of USD 1.7 mil and USD 2.3 mil for Q2 and H1 2026 respectively; relating to operating segments that Hafnia exited in prior financial years.